FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
30.	FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820,
Fair Value Measurements and Disclosures
 (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group apply fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Goodwill, intangible assets, and other long-lived assets are measured at fair value on a nonrecurring basis, only if impairment is indicated.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the year ended December 31, 2018.

As of December 31, 2018, we determined that certain equipment and long-lived assets related to the Group’s terminated centers were impaired. In accordance with ASC 360 Property, plant and equipment, long-lived assets held and used with a carrying amount of RMB7,885 (US$1,147) were written down to their fair value of RMB117 (US$17). The resulting impairment charge of RMB7,768 (US$1,130) was recorded in “impairment of long-lived assets” in the consolidated statements of comprehensive loss. The Group calculated the fair value of long-lived assets based on estimated future discounted cash flows based on a discount rate of 14% and expected remaining useful life of such assets, and classified the fair value as a Level 3 measurement due to the significance of unobservable inputs.

	Fair Value Measurement at the End of the Reporting Period Using
			Quoted Prices in Active	Significance
	As of		Markets for Identical	Other Observable	Significant Unobservable
	December 31, 2018		Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total loss
	RMB	US$	RMB	RMB	RMB	RMB
Description
Fair value measurements on a recurring basis:
Available-for-sale debt investments	50,000	7,272	50,000	-	-	-

Nonrecurring fair value measurements:
Long-lived assets held and used	117	17	-	-	117	(7,768)

Fair Value Measurement at the End of the Reporting Period Using
			Quoted Prices in Active	Significance
	As of		Markets for Identical	Other Observable	Significant Unobservable
	December 31, 2017		Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total loss
	RMB	US$	RMB	RMB		RMB
Description
Nonrecurring fair value measurements:
Long-lived assets held and used	632	97	-	-	632	(1,507)